Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Summary of Non-controlling interest

A reconciliation of the carrying amounts of Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd is as follows:

	December 31, 2011		December 31, 2012
	Group	Non-controlling interests	Group	Non-controlling interests
Beginning balance	398,072	367,451	1,204,118	1,111,494
Net income	766,197	707,259	1,202,787	1,110,264
Transactions with owners acting in their capacity as owners	-	-	-	-
Other comprehensive income	39,849	36,784	10,361	9,564
Distribution to non-controlling interest shareholders	-	-	(2,417,266)	(2,231,322)

Ending balance	1,204,118	1,111,494	-	-